NOTE 11. OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Other payables and accrued liabilities
	December 31,
	2012	2011
		As Adjusted – note 2

Accrued expenses	$2,540	$1,741
Business and other tax payables	6,418	5,693
Salary payable	1,524	1,664
Temporary receipt of insurance premium	176	355
Temporary receipt of insurance claims	755	650
Deposits received	2,128	1,296
Interest payable	207	1,787
Other current liabilities	1,301	467
Total	$15,049	$13,653